Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
The Company was incorporated in Delaware in July 1986. The Company designs, manufactures and markets automated and semi-automated devices and single-use processing disposables that enable hospitals and blood banks to manufacture a therapeutic dose of stem cells.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the parent company, ThermoGenesis Corp., and its wholly-owned subsidiary, Vantus (the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. During the quarter ended December 31, 2010, we dissolved our wholly-owned subsidiary, Vantus. The costs of dissolution were not material to the Company.

Use of Estimates
Use of Estimates
Preparation of financial statements in conformity with U.S. generally accepted accounting principles and pursuant to the rules and regulations of the SEC requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, the allowance for doubtful accounts, allocation of arrangement consideration, slow-moving inventory reserves, depreciation, warranty costs, certain accruals and contingencies. Actual results could materially differ from the estimates and assumptions used in the preparation of our consolidated financial statements. Events subsequent to the balance sheet date have been evaluated for inclusion in the accompanying consolidated financial statements through the date of issuance.

Revenue Recognition
Revenue Recognition
Revenues from the sale of the Company’s products are recognized when persuasive evidence of an arrangement exists, delivery has occurred (or services have been rendered), the price is fixed or determinable, and collectability is reasonably assured. We generally ship products F.O.B. shipping point. There is no conditional evaluation on any product sold and recognized as revenue. Foreign sales are denominated in U.S. dollars. Amounts billed in excess of revenue recognized are recorded as deferred revenue on the balance sheet.

The Company’s sales are generally through distributors. There is no right of return provided for distributors. For sales of products made to distributors, we consider a number of factors in determining whether revenue is recognized upon transfer of title to the distributor, or when payment is received. These factors include, but are not limited to, whether the payment terms offered to the distributor are considered to be non-standard, the distributor history of adhering to the terms of its contractual arrangements with the Company, the level of inventories maintained by the distributor, whether we have a pattern of granting concessions for the benefit of the distributor, and whether there are other conditions that may indicate that the sale to the distributor is not substantive. We currently recognize revenue primarily on the sell-in method with our distributors.

Revenue arrangements with multiple deliverables are divided into units of accounting if certain criteria are met, including whether the deliverable item(s) has/have value to the customer on a stand-alone basis. Revenue for each unit of accounting is recognized as the unit of accounting is delivered. Arrangement consideration is allocated to each unit of accounting based upon the relative estimated selling prices of the separate units of accounting contained within an arrangement containing multiple deliverables. Estimated selling prices are determined using VSOE, when available, or an estimate of selling price when VSOE is not available for a given unit of accounting. Significant inputs for the estimates of the selling price of separate units of accounting include market and pricing trends and a customer’s geographic location. We account for training and installation, and service agreements as separate units of accounting.

Service revenue generated from contracts for providing maintenance of equipment is amortized over the life of the agreement. All other service revenue is recognized at the time the service is completed.

For licensing agreements pursuant to which we receive up-front licensing fees for products or technologies that will be provided by the Company over the term of the arrangements, we defer the up-front fees and recognize the fees as revenue on a straight-line method over the term of the respective license. For license agreements that require no continuing performance on our part, license fee revenue is recognized immediately upon grant of the license.

Shipping and handling fees billed to customers are included in net revenues, while the related costs are included in cost of revenues.

Cash and Cash Equivalents and Short-Term Investments	Cash and Cash Equivalents We consider all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their short duration. As of June 30, 2013, we had no Level 1 financial instruments. As of June 30, 2012, we had $1,059,000 in money market funds classified as Level 1 assets. As of June 30, 2013 and 2012, we did not have any Level 2 or 3 financial instruments.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
The Company’s receivables are recorded when billed and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. We estimate our allowance for doubtful accounts based on historical collection trends, age of outstanding receivables and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. A customer’s receivable balance is considered past-due based on its contractual terms. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due.

Inventories	Inventories Inventories are stated at the lower of cost or market and include the cost of material, labor and manufacturing overhead. Cost is determined on the first-in, first-out basis.
Inventory Reserve
Inventory Reserve
The Company provides inventory allowances when conditions indicate that the selling price could be less than cost due to physical deterioration, obsolescence, changes in price levels, or other causes, which it includes as a component of cost of revenues.  Additionally, the Company provides reserves for excess and slow-moving inventory on hand that are not expected to be sold to reduce the carrying amount of slow-moving inventory to its estimated net realizable value.

Equipment
Equipment
Equipment is recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation for office, computer, machinery and equipment is computed under the straight-line method over the estimated useful lives. Leasehold improvements are depreciated under the straight line method over their estimated useful lives or the remaining lease period, whichever is shorter.

Warranty
Warranty
We provide for the estimated cost of product warranties at the time revenue is recognized. The Company’s warranty obligation is calculated based on estimated product failure rates, material usage and estimated service delivery costs incurred in correcting a product failure.

Stock-Based Compensation
Stock-Based Compensation
We have four stock-based compensation plans, which are described more fully in Note 7.

Valuation and Amortization Method – We estimate the fair value of stock options granted using the Black-Scholes-Merton option-pricing formula.  This fair value is then amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

Expected Term – For options which we have limited available data, the expected term of the option is based on the simplified method.  This simplified method averages an award’s vesting term and its contractual term.  For all other options, the Company's expected term represents the period that the Company's stock-based awards are expected to be outstanding and was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.

Expected Volatility – We use the trading history of our common stock in determining an estimated volatility factor when using the Black-Scholes-Merton option-pricing formula to determine the fair value of options granted.

Expected Dividend – We have not declared dividends and we do not anticipate declaring any dividends in the foreseeable future.  Therefore, we use a zero value for the expected dividend value factor when using the Black-Scholes-Merton option-pricing formula to determine the fair value of options granted.

Risk-Free Interest Rate – The Company bases the risk-free interest rate used in the Black-Scholes-Merton valuation method on the implied yield currently available on U.S. Treasury zero-coupon issues with the same or substantially equivalent remaining term.

Estimated Forfeitures – When estimating forfeitures, we consider voluntary and involuntary termination behavior as well as analysis of actual option forfeitures.

The fair value of the Company’s stock options granted to employees for the years ended June 30, 2013, 2012 and 2011 was estimated using the following weighted-average assumptions:

	2013	2012	2011
Expected life (years)	4	4	4
Risk-free interest rate	0.5%	1.2%	1.3%
Expected volatility	78%	82%	87%
Dividend yield	0%	0%	0%

The weighted average grant date fair value of options granted during the years ended June 30, 2013, 2012 and 2011 was $0.52, $1.17 and $1.77, respectively.

Research and Development
Research and Development
Research and development costs, consisting of salaries and benefits, costs of disposables, facility costs, contracted services and stock-based compensation from the engineering, regulatory, scientific and clinical affairs departments, that are useful in developing new products, services, processes or techniques, as well as expenses for activities that may significantly improve existing products or processes are expensed as incurred. Costs to acquire technologies that are utilized in research and development and that have no future benefit are expensed when incurred.

Credit Risk
Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Our cash is maintained in checking accounts, money market funds and certificates of deposits with reputable financial institutions, which are within the Federal Deposit Insurance Corporation insurable limits. We have not experienced any realized losses on our deposits of cash and cash equivalents.

We manufacture and sell thermodynamic devices principally to the blood component processing industry and perform ongoing evaluations of the credit worthiness of our customers. We believe that adequate provisions for uncollectible accounts have been made in the accompanying consolidated financial statements. To date, we have not experienced significant credit related losses.

Segment Reporting
Segment Reporting
The Company operates in a single segment providing medical devices and disposables to hospitals and blood banks throughout the world which utilize the equipment to process blood components.

Income Taxes
Income Taxes
The tax years 1993-2012 remain open to examination by the major taxing jurisdictions to which we are subject; however, there is no current investigation.  The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.  There were no unrecognized tax benefits during all the periods presented.

We account for income taxes using the liability method.  Under this method, deferred tax assets are based on differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse.  These deferred tax assets include net operating loss carryforwards, research credits and deferred revenue.  The net deferred tax asset has been fully offset by a valuation allowance because of our history of losses.  Utilization of operating losses and credits may be subject to annual limitation due to ownership change provisions of the Internal Revenue Code of 1986 and similar state provisions.  The annual limitation may result in the expiration of net operating losses and credits before utilization.

Medical Device Excise Tax
Medical Device Excise Tax
We are required to pay a medical device excise tax relating to U.S. sales of Class I, II and III medical devices.  This new excise tax went into effect January 1, 2013, established as part of the March 2010 U.S. healthcare reform legislation and has been included in sales and marketing expense.

Net Loss per Share
Net Loss per Share
Net loss per share is computed by dividing the net loss to common stockholders by the weighted average number of common shares outstanding. The calculation of the basic and diluted earnings per share is the same for all periods presented, as the effect of the potential common stock equivalents is anti-dilutive due to the Company’s net loss position for all periods presented. Anti-dilutive securities, which consist of stock options, common stock restricted awards and warrants, that were not included in diluted net loss per common share, were 2,578,753, 2,644,209 and 2,619,807 of June 30, 2013, 2012 and 2011, respectively.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss is comprised of net loss and other comprehensive income (loss). As of June 30, 2013, the Company has no items of other comprehensive income (loss) and, therefore, has not included a schedule of comprehensive income (loss) in the financial statements.

Reclassification
Reclassifications
Certain amounts in the prior year’s financial statements have been reclassified to conform with the 2013 presentation. These reclassifications had no effect on previously reported total assets, net loss or stockholders’ equity.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In July 2012, the FASB issued ASU 2012-02, which is an update to Topic 350, “Intangibles – Goodwill and Other”. This update provides additional guidance in performing impairment tests for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment. The update allows an entity to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a qualitative impairment test. We adopted ASU 2012-02 effective June 30, 2013. The adoption of ASU 2012-02 did not have a material impact on our consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” The guidance improves the comparability of financial reporting and facilitates the convergence of U.S. GAAP and IFRS by amending the guidance in ASC 220, “Comprehensive Income”. Under the amended guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. We adopted this guidance retrospectively for our interim period ending September 30, 2012. The adoption of the guidance did not have a material impact on our financial condition or results of operations.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) to the Fair Value Measurement Topic of the FASB ASC. This update was issued in order to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The update clarifies that (i) the highest and best use concept applies only to the fair value measurement of nonfinancial assets, (ii) specific requirements pertain to measuring the fair value of instruments classified in a reporting entity’s shareholders’ equity and, (iii) a reporting entity should disclose quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The update changes requirements with regard to the fair value of financial instruments that are managed within a portfolio and with regard to the application of premiums or discounts in a fair value measurement. In addition, the update increased disclosure requirements regarding Level 3 fair value measurements to include the valuation processes used by the reporting entity and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between the unobservable inputs, if any. We adopted ASU 2011-04 effective January 1, 2012. The adoption of ASU 2011-04 did not have a material impact on our consolidated results of operations or financial condition.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In February 2013, the FASB issued ASC 2013-02, which is an update to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”). Companies are also required to present reclassifications by component when reporting changes in AOCI balances. The updated accounting guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 on a prospective basis. This guidance is not expected to have a material impact on our financial condition or results of operations.